United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page
Report for the Calendar Year or Quarter Ended: 9/30/07
Check here if Amendment:  [  ]   Amendment number:  [  ]
This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.
Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546
     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
     Person Signing this Report on Behalf of Reporting Manager:
Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164
     Signature, Place, and Date of Signing:
          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          November 1, 2007
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      26
Form 13F Information Table Value Total:      $277,728
                                            (thousands)
List of Other Included Managers:  NONE

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE         AMOUNT    SOLE  INSTR. V OTHER   INSTR. V SOLE  SHARED  NONE
APOLLO GROUP INC.        COM        37604105   17,095,000    284,200.00 X                                36,475  138,175  109,550
CH ROBINSON WORLDWIDE    COM       12541W209    8,101,000    149,203.00 X                                19,500   72,651   57,052
CHOICEPOINT              COM       170388102   38,365,000  1,011,714.00 X                               126,822  482,796  402,096
COMCAST CORP.            COM       20030N101   13,548,000    560,275.00 X                                73,200  273,175  213,900
EBAY                     COM       278642103   19,732,000    505,681.00 X                                64,364  236,360  204,957
EXPRESS SCRIPTS          COM       302182100   30,467,000    545,794.00 X                                70,068  264,189  211,537
GLOBAL PAYMENTS          COM       37940X102   12,487,000    282,367.00 X                                36,925  136,641  108,801
IDEXX LABS               COM       45168D104   10,473,000     95,560.00 X                                12,825   46,120   36,615
INTERCONTINENTAL EXCHANG COM       45865V100    8,196,000     53,950.00 X                                 6,989   26,211   20,750
INTL SPEEDWAY CORP A     COM       460335201    2,256,000     49,191.00 X                                     0   17,001   32,190
INTL GAME TECH           COM       459902102   11,209,000    260,050.00 X                                33,575  126,025  100,450
IRON MOUNTAIN            COM       462846106   13,672,000    448,536.00 X                                59,803  216,835  171,898
KOHLS CORP.              COM       500255104    7,682,000    133,981.00 X                                17,761   64,540   51,680
LABORATORY CORP          COM       50540R409    5,666,000     72,425.00 X                                 9,675   35,000   27,750
LIBERTY MEDIA GRP        COM       530555101    8,679,000    211,575.00 X                                27,350  102,750   81,475
NATL MEDICAL HLTH CARD   COM       636918302    1,425,000    148,898.00 X                                25,518   73,500   49,880
NAVIGATORS GROUP INC.    COM       638904102   12,091,000    222,862.00 X                                17,523  113,854   91,485
QUEST DIAGNOSTICS INC.   COM       74834L100   13,267,000    229,644.00 X                                28,275  111,907   89,462
STRAYER EDUCATION        COM       863236105   10,280,000     60,956.00 X                                 7,785   30,053   23,118
ZEBRA TECHNOLOGIES       COM       989207105   28,526,000    781,724.00 X                               100,407  367,893  313,424
LARGE CAP VALUE INDEX    MF        464287408      586,000      7,125.00 X                                          7,125        0
MSCI EAFI INDEX          MF        464287465    1,042,000     12,100.00 X                                         12,100        0
S&P 500 INDEX            MF        464287200      670,000      4,320.00 X                                          4,320        0
S&P MIDCAP 400 INDEX     MF        464287507      230,000      2,550.00 X                                          2,550        0
TWEEDY BROWN GLBL VAL    MF        901165100      639,000     18,390.00 X                                         18,390        0
S&P 100 INDEX FUND       MF        464287101    1,344,000     18,525.00 X                                         18,525        0
TOTAL COMMON STOCK                            273,217,000
TOTAL MUTUAL FUNDS                              4,511,000
TOTAL COMMON STOCKS
AND MUTUAL FUNDS                              277,728,000